CONVERTIBLE NOTES (Details Narrative) - USD ($)				6 Months Ended
	May 13, 2022	Apr. 13, 2022	Apr. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Convertible notes				$ 490,000		$ 10,000
Gross proceeds				$ 480,000	$ 0
Interest rate				12.00%
Conversion price				$ 0.025
Financing fees				$ 173,037
Talos Victory Fund L L C [Member]
Principal amount			$ 165,000
Gross proceeds			$ 148,500
Number of shares issued			500,000
Blue Lake Partners L L C [Member]
Principal amount		$ 165,000
Gross proceeds		$ 148,500
Number of shares issued		500,000
Fourth Man L L C [Member]
Principal amount	$ 150,000
Gross proceeds	$ 135,000
Number of shares issued	607,000